ACCRUED LIABILITIES	3 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

NOTE 4 – ACCRUED LIABILITIES

The Company has recorded accrued liabilities primarily consisting of consulting and professional fees, rent, payroll taxes and franchise taxes of $330,874 and $337,174 as of March 31, 2023 and December 31, 2022, respectively.